STATEMENT OF CASH FLOWS COMPLEMENTARY INFORMATION (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement Of Cash Flows Complementary Information Abstract
Acquisition of property, plant and equipment through an increase in trade payables	$ (75)	$ (51)	$ (8)
Borrowing costs capitalized in property, plant and equipment	(11)		(10)
Acquisition of subsidiary by delivering financial assets at fair value through profit and loss	(35)
Receivables from sales of companies pending collection		40
Receivables for acquisition of subsidiary	7
Increase in investments in associates through a decrease in other receivables		(20)
Increase in right-of-use assets through an increase in other liabilities	(1)	(7)
Dividends pending collection		2	20
Compensation of loans through dividends assignment			12
Decrease on well abandonment provision, net, through property, plant and equipment	$ (1)	$ (1)	$ (3)